UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02383

                        ALLIANCEBERNSTEIN BOND FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2007

                   Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund - Corporate
Bond Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS - 85.3%
Banking - 9.0%
CA Preferred Funding Trust
   7.00%, 1/30/49                                   $     9,000   $   9,225,000
Dresdner Funding Trust I
   8.151%, 6/30/31 (a)                                   10,000      12,044,510
HBOS PLC
   6.413%, 9/29/49 (a)(b)                                 5,000       4,966,420
Mizuho Financial Group Cayman Ltd.
   8.375%, 4/27/09                                        9,100       9,615,060
Russian Standard Finance
   7.50%, 10/07/10 (a)                                    1,314       1,266,368
UBS Preferred Funding Trust I
   8.622%, 10/01/10 (b)                                  10,000      11,046,450
Wachovia Capital Trust III
   5.80%, 3/15/11 (b)                                     4,710       4,748,881
                                                                  -------------
                                                                     52,912,689
                                                                  -------------
Broadcasting/Media - 6.5%
BSKYB Finance UK PLC
   6.50%, 10/15/35 (a)                                    4,000       3,955,848
Clear Channel Communications, Inc.
   5.50%, 9/15/14 (c)                                     5,000       4,217,800
   5.75%, 1/15/13                                         5,000       4,446,340
News America, Inc.
   6.40%, 12/15/35 (c)                                    5,000       4,967,170
Time Warner, Inc.
   7.70%, 5/01/32 (c)                                     5,000       5,641,465
Turner Broadcasting System, Inc.
   8.375%, 7/01/13                                        9,473      10,652,398
Viacom, Inc.
   5.75%, 4/30/11                                         4,500       4,502,299
                                                                  -------------
                                                                     38,383,320
                                                                  -------------
Building/Real Estate - 1.9%
DR Horton, Inc.
   6.00%, 4/15/11                                         4,256       4,274,628
iStar Financial, Inc.
   5.375%, 4/15/10                                        2,500       2,479,700
   6.00%, 12/15/10                                        4,505       4,561,502
                                                                  -------------
                                                                     11,315,830
                                                                  -------------

Cable - 5.9%
Comcast Cable Communications Holdings,
   Inc.
   9.455%, 11/15/22                                      15,420      19,967,913
DIRECTV Holdings LLC
   6.375%, 6/15/15                                        5,155       4,942,356
Insight Midwest LP
   9.75%, 10/01/09                                        1,039       1,055,884
Rogers Cable, Inc.
   7.875%, 5/01/12                                        1,500       1,621,311
Shaw Communications, Inc.
   7.20%, 12/15/11                                          655         682,019
   7.25%, 4/06/11                                         1,235       1,282,856
TCI Communications Financing III
   9.65%, 3/31/27                                         5,000       5,275,475
                                                                  -------------
                                                                     34,827,814
                                                                  -------------
Chemicals - 0.9%
Union Carbide Corp.
   7.75%, 10/01/96 (c)                                    5,000       5,224,685
                                                                  -------------
Communications-Fixed - 0.9%
Embarq Corp.
   6.738%, 6/01/13                                        5,000       5,117,540
                                                                  -------------
Communications-Mobile - 2.6%
Nextel Communications, Inc.
   Series D
   7.375%, 8/01/15                                       10,000      10,254,250
   Series E
   6.875%, 10/31/13                                       5,000       5,051,650
                                                                  -------------
                                                                     15,305,900
                                                                  -------------
Energy - 1.3%
Energy Transfer Partners, LP
   5.95%, 2/01/15                                         1,500       1,508,505
Ras Laffan LNG III
   5.838%, 9/30/27 (a)                                    6,200       5,955,844
                                                                  -------------
                                                                      7,464,349
                                                                  -------------
Financial - 5.3%
AFC Capital Trust I
   Series B
   8.207%, 2/03/27 (c)                                    5,000       5,170,695
BOI Capital Funding Number 2
   5.571%, 2/01/16 (a)(b)                                 1,425       1,391,676
ILFC E-Capital Trust II
   6.25%, 12/21/65 (a)(b)                                 1,500       1,523,786
MUFG Capital Finance 1 Ltd.
   6.346%, 7/25/16 (b)                                    2,400       2,435,731
ORIX Corp.
   5.48%, 11/22/11                                        3,000       2,994,216
Residential Capital Corp.
   6.375%, 6/30/10                                       10,000      10,116,380

Resona Preferred Global Securities
   7.191%, 7/30/15 (a)(b)                                 5,000       5,217,165
Washington Mutual Preferred Funding
   Trust I
   6.534%, 3/29/49 (a)(b)                                 2,700       2,668,950
                                                                  -------------
                                                                     31,518,599
                                                                  -------------
Food/Beverage - 5.5%
Altria Group, Inc.
   7.75%, 1/15/27 (c)                                     5,000       6,064,445
Reynolds American, Inc.
   7.25%, 6/01/13                                         3,000       3,118,488
   7.625%, 6/01/16                                        9,000       9,535,806
Sara Lee Corp.
   6.125%, 11/01/32                                       1,600       1,447,720
Tyson Foods, Inc.
   8.25%, 10/01/11                                       11,250      12,156,986
                                                                  -------------
                                                                     32,323,445
                                                                  -------------
Gaming - 1.5%
Harrahs Operating Co. Inc.
   5.375%, 12/15/13                                      10,000       8,801,160
                                                                  -------------
Health Care - 3.2%
Boston Scientific Corp.
   5.45%, 6/15/14                                         1,505       1,444,949
   6.00%, 6/15/11                                         3,000       3,027,777
   6.40%, 6/15/16                                         1,495       1,512,876
Coventry Health Care, Inc.
   5.875%, 1/15/12                                        1,660       1,638,996
Humana, Inc.
   6.45%, 6/01/16                                         2,200       2,260,687
WellPoint, Inc.
   5.85%, 1/15/36 (c)                                     4,400       4,274,362
Wyeth
   6.50%, 2/01/34 (c)                                     4,500       4,894,785
                                                                  -------------
                                                                     19,054,432
                                                                  -------------
Hotel/Lodging - 0.9%
ITT Corp.
   7.375%, 11/15/15                                       5,035       5,154,818
                                                                  -------------
Industrial - 5.1%
Inco Ltd.
   5.70%, 10/15/15                                        7,995       7,826,969
Enterprise Products Operating LP
   Series B
   5.00%, 3/01/15                                        10,000       9,429,200
   6.65%, 10/15/34                                        3,000       3,049,359
Tyco International Group, SA
   6.00%, 11/15/13                                        9,550       9,881,137
                                                                  -------------
                                                                     30,186,665
                                                                  -------------

Insurance - 6.0%
Farmers Insurance Exchange
   8.625%, 5/01/24 (a)                                    3,000       3,598,371
Liberty Mutual Group, Inc.
   6.70%, 8/15/16 (a)                                     5,000       5,274,880
North Front Pass Through Trust
   5.81%, 12/15/24 (a)(b)                                 5,000       4,922,500
Ohio Casualty Corp.
   7.30%, 6/15/14                                         6,650       7,099,573
WR Berkley Corp.
   5.60%, 5/15/15                                         7,500       7,367,063
ZFS Finance USA Trust I
   6.15%, 12/15/65 (a)(b)(c)                              7,000       7,103,670
                                                                  -------------
                                                                     35,366,057
                                                                  -------------
Metals/Mining - 3.3%
Alcan, Inc.
   5.20%, 1/15/14                                         3,500       3,409,486
International Steel Group, Inc.
   6.50%, 4/15/14                                         2,565       2,635,538
Ispat Inland ULC
   9.75%, 4/01/14                                         6,000       6,705,000
Southern Copper Corp.
   7.50%, 7/27/35                                         1,900       2,060,145
Teck Cominco, Ltd.
   6.125%, 10/01/35                                       5,000       4,803,855
                                                                  -------------
                                                                     19,614,024
                                                                  -------------
Non-Air Transportation - 2.3%
BNSF Funding Trust I
   6.613%, 12/15/55 (b)                                   6,815       6,775,848
CSX Transportation, Inc.
   9.75%, 6/15/20                                         5,200       6,948,136
                                                                  -------------
                                                                     13,723,984
                                                                  -------------
Paper/Packaging - 3.1%
Packaging Corp. of America
   5.75%, 8/01/13                                         2,825       2,731,670
Weyerhaeuser Co.
   6.75%, 3/15/12 (c)                                    15,000      15,731,445
                                                                  -------------
                                                                     18,463,115
                                                                  -------------
Petroleum Products - 1.3%
Tengizchevroil Finance Co.
   6.124%, 11/15/14 (a)                                   6,215       6,199,463
Tesoro Corp.
   6.25%, 11/01/12                                        1,500       1,492,500
                                                                  -------------
                                                                      7,691,963
                                                                  -------------
Public Utilities - Electric & Gas - 10.8%
Aquila, Inc.
   14.875%, 7/01/12 (c)                                   2,435       3,177,675
Duke Capital LLC
   6.75%, 2/15/32 (c)                                     6,000       6,368,190
   8.00%, 10/01/19                                        9,000      10,462,995

Exelon Corp.
   6.75%, 5/01/11                                         5,000       5,222,580
Indiantown Cogeneration LP
   Series A-9
   9.26%, 12/15/10                                        5,936       6,214,047
Kansas Gas & Electric
   5.647%, 3/29/21 (c)                                    5,000       4,855,050
Potomac Edison Co.
   5.35%, 11/15/14                                        3,500       3,447,328
Progress Energy, Inc.
   7.10%, 3/01/11                                         2,817       2,999,967
TECO Energy, Inc.
   7.00%, 5/01/12                                         5,000       5,262,500
   7.20%, 5/01/11                                         5,000       5,300,000
TXU Corp.
   Series P
   5.55%, 11/15/14                                        7,000       6,645,387
Xcel Energy, Inc.
   6.50%, 7/01/36                                         3,300       3,486,602
                                                                  -------------
                                                                     63,442,321
                                                                  -------------
Public Utilities - Telephone - 2.8%
Telecom Italia Capital, SA
   4.00%, 1/15/10                                         5,000       4,774,460
Verizon New England, Inc.
   6.50%, 9/15/11 (c)                                     5,000       5,140,675
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12                                        5,000       5,065,145
Windstream Corp.
   8.125%, 8/01/13 (a)                                    1,369       1,481,943
                                                                  -------------
                                                                     16,462,223
                                                                  -------------
Publishing - 0.4%
RR Donnelley & Sons Co.
   4.95%, 4/01/14                                         2,400       2,213,338
                                                                  -------------
Retail - 1.7%
Federated Department Stores, Inc.
   6.625%, 4/01/11                                        2,500       2,582,915
Federated Retail Holdings, Inc.
   5.90%, 12/01/16                                        2,275       2,271,462
GSC Holdings Corp.
   8.00%, 10/01/12 (c)                                    5,000       5,225,000
                                                                  -------------
                                                                     10,079,377
                                                                  -------------
Supermarket/Drug - 2.1%
Delhaize America, Inc.
   9.00%, 4/15/31                                         2,000       2,374,610
The Kroger Co.
   4.95%, 1/15/15                                         5,250       4,960,174

Safeway, Inc.
   5.80%, 8/15/12                                         5,000       5,009,455
                                                                  -------------
                                                                     12,344,239
                                                                  -------------
Technology - 1.0%
Electronic Data Systems Corp.
   6.50%, 8/01/13                                         6,000       6,040,404
                                                                  -------------
Total Corporate Debt Obligations
   (cost $501,730,859)
                                                                    503,032,291
                                                                  -------------
                                                       Shares
                                                    -----------
NON-CONVERTIBLE - PREFERRED STOCKS - 11.8%
Banking - 2.6%
CoBank ACB
   7.00% (a)                                            100,000       5,065,100
Royal Bank of Scotland Group PLC
   6.35% (c)                                            200,000       5,102,000
U.S. Bancorp
   Series B
   5.974%                                               200,000       5,140,000
                                                                  -------------
                                                                     15,307,100
                                                                  -------------
Building/Real Estate - 0.9%
Equity Residential
   Series N
   6.48% (c)                                            200,000       5,050,000
                                                                  -------------
Communications - 4.0%
Centaur Funding Corp.
   9.08% (a)                                             20,280      23,664,225
                                                                  -------------
Federal Agency - 0.5%
Federal Home Loan Mortgage Corporation
   5.90%                                                120,000       3,138,000
                                                                  -------------
Financial - 3.8%
Merrill Lynch & Co., Inc.
   6.375%                                               400,000      10,432,000
Morgan Stanley Group, Inc.
   6.071%                                               400,000      10,140,000
Santander Finance Preferred SA
   Unipersonal
   6.80% (a)                                             67,000       1,725,250
                                                                  -------------
                                                                     22,297,250
                                                                  -------------
Total Non-Convertible - Preferred Stocks
   (cost $64,955,000)                                                69,456,575
                                                                  -------------

                                                      Principal
                                                         Amount
                                                          (000)
                                                    -----------
ASSET BACKED SECURITIES - 1.6%
Chase Issuance Trust
   Series 2005-A7, Class A7
   4.55%, 3/15/13
   (cost $10,039,539)                                    10,000       9,822,249
                                                                  -------------
                                                         Shares
                                                    -----------
Total Investments Before Security Lending
Collateral - 98.7%
   (cost $576,725,398)                                              582,311,115
                                                                  -------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 6.9%
Short Terms - 6.9%
UBS Private Money Market Fund, LLC
   (cost $40,681,903)                                40,681,903      40,681,903
                                                                  -------------
Total Investments - 105.6%
   (cost $617,407,301)                                              622,993,018
Other assets less liabilities - (5.6)%                              (33,309,058)
                                                                  -------------
Net Assets - 100.0%                                               $ 589,683,960
                                                                  -------------

CREDIT DEFAULT SWAP CONTRACTS

                              Notional                           Unrealized
Swap Counterparty &            Amount   Interest  Termination   Appreciation/
Referenced Obligation          (000)      Rate       Date      (Depreciation)
-----------------------------------------------------------------------------
Buy Contracts:
Lehman Brothers Avalon Bay     $10,000    1.58%     9/20/07      $  90,267
Communities, Inc. Series H,
Preferred Stock CIT Group,
Inc. Series A, Preferred
Stock Duke Energy Corp.,
Series C, Preferred Stock
Merrill Lynch & Co., Inc.
Series 1, Preferred Stock
MetLife, Inc., Series B,
Preferred Stock Royal Bank
of Scotland Group PLC Series
M, Preferred Stock
Washington Mutual, Inc.
Series A

J.P. Morgan Wachovia             4,700    0.35      3/20/10        (29,218)
Morgan Stanley Time              5,000    0.37      5/01/12        (19,617)

Sale Contracts:
JP Morgan Chase                  2,000    3.50     12/20/13        (14,733)
Merrill Lynch Union              6,000    0.53     12/20/10         62,860

INTEREST RATE SWAP TRANSACTIONS

                                               Rate Type
                                     ----------------------------
              Notional                  Payments       Payments     Unrealized
   Swap        Amount   Termination     made by       received by  Appreciation/
Counterparty   (000)       Date      the Portfolio  the Portfolio  (Depreciation)
---------------------------------------------------------------------------------
JPMorgan
 Chase         $22,000    8/04/36    3 Month LIBOR     5.643%        $1,392,483

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $98,025,969 or 16.6% of net assets.

(b)  Variable rate coupon, rate shown as of December 31, 2006.

(c)  Represents entire or partial securities out on loan.

Glossary:

LIBOR - London Interbank Offered Rates

Alliancebernstein Bond Fund U.s. Government Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2006

                                                     Principal
                                                      Amount
                                                       (000)     U.S. $ Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS-97.8%
U.S. Treasury Bonds-33.7%
   6.25%, 8/15/23-5/15/30*                         $     55,300   $  64,536,333
   7.125%, 2/15/23                                       20,000      24,896,880
   7.50%, 11/15/16                                       19,500      23,695,542
   11.25%, 2/15/15*                                      20,000      28,732,820
   12.50%, 8/15/14*                                      45,150      53,663,258
                                                                  -------------
                                                                    195,524,833
                                                                  -------------
Mortgage Pass Thru's-30.9%
Federal Home Loan Mortgage Corp.
   4.113%, 1/01/35(a)                                     5,060       5,022,279
   4.212%, 4/01/35(a)                                     3,387       3,330,674
   4.23%, 10/01/35(a)                                       893         893,284
   4.588%, 4/01/35(a)                                       668         664,426
   4.676%, 6/01/35(a)                                     1,359       1,349,755
   5.741%, 5/01/36(a)                                       719         722,519
Federal National Mortgage Association
   4.104%, 11/01/34(a)                                      918         919,596
   4.176%, 9/01/35(a)                                       501         500,679
   4.408%, 8/01/34(a)                                       841         844,270
   4.464%, 1/01/36(a)                                       734         733,239
   4.486%, 5/01/33(a)                                       791         796,597
   4.527%, 8/01/35(a)                                       442         440,970
   4.611%, 7/01/35(a)                                     1,054       1,055,779
   4.715%, 5/01/35(a)                                       894         891,398
   4.793%, 7/01/35(a)                                     1,579       1,573,563
   4.822%, 7/01/35(a)                                       755         753,952
   5.00%, TBA                                            46,690      45,785,993
   5.00%, 12/01/17-12/01/19(a)                           20,296      20,013,402
   5.50%, 1/01/36(a)                                     11,854      11,719,019
   5.579%, 4/01/36(a)                                     1,029       1,023,859
   5.803%, 3/01/36(a)                                     2,463       2,482,799
   5.938%, 6/01/36(a)                                     1,668       1,681,664
   5.939%, 6/01/36(a)                                       377         379,453
   6.012%, 5/01/36(a)                                       971         984,244
   6.50%, 8/01/34-5/01/35(a)                              9,790      10,021,826
   6.778%, 1/01/36(a)                                     1,305       1,340,056
Government National Mortgage Association
   5.50%, 7/15/33-12/15/36                               51,172      50,881,087


11 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO

                                                     Principal
                                                      Amount
                                                       (000)     U.S. $ Value
-------------------------------------------------------------------------------
   7.00%, 12/15/26                                 $      2,804   $   2,895,350
   7.50%, 12/15/14                                        5,838       6,042,144
   8.00%, 3/15/12                                         2,512       2,580,517
   8.15%, 9/15/20                                           370         393,102
   9.00%, 12/15/09-12/15/19                                 582         596,324
                                                                  -------------
                                                                    179,313,819
                                                                  -------------
U.S. Treasury Notes-20.7%
U.S Treasury Notes
   3.25%, 1/15/09*                                       28,600      27,750,923
   3.625%, 1/15/10*                                       7,010       6,793,679
   3.875%, 5/15/09*                                      19,845      19,455,086
   4.00%, 6/15/09-3/15/10*                               41,840      41,037,322
   4.50%, 11/15/15*                                      18,560      18,274,343
   4.625%, 11/15/16                                       7,238       7,190,504
                                                                  -------------
                                                                    120,501,857
                                                                  -------------
Federal Agency-8.8%
Federal Home Loan Mortgage Corp.
   4.75%, 11/03/09(a)                                     7,860       7,817,124
Federal National Mortgage Association
   5.125%, 4/15/11(a)                                    43,023      43,330,657
                                                                  -------------
                                                                     51,147,781
                                                                  -------------
Federal Agency - Collateralized Mortgage
Obligations-2.0%
Fannie Mae Strip
   Series 334 Class 22
   5.00%, 2/01/18                                         1,929         296,581
   Series 339 Class 25
   5.00%, 7/01/18                                         3,008         465,595
   Series 339 Class 26
   5.00%, 7/01/18                                         2,458         384,041
   Series 351 Class 27
   5.00%, 4/01/19                                         1,077         175,790
Federal Home Loan Mortgage Corp.
   Series 227 Class IO
   5.00%, 12/01/34                                        4,408       1,065,553
   Series 232 Class IO
   5.00%, 8/01/35                                         6,208       1,418,572
Federal National Mortgage Association
   Series 337 Class 2
   5.00%, 7/01/33                                         3,427         787,240
   Series 353 Class 2
   5.00%, 8/01/34                                         5,260       1,258,258
   Series 357 Class 2
   5.00%, 3/01/35                                        12,475       2,962,754
   Series 2006-21 Class CA


                      ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 12

                                                     Principal
                                                      Amount
                                                       (000)     U.S. $ Value
-------------------------------------------------------------------------------
   5.50%, 3/25/29                                  $      2,961   $   2,946,177
                                                                  -------------
                                                                     11,760,561
                                                                  -------------
U.S. Treasury Inflation Index Security-1.4%
United States Treasury Inflation Index Bond
   1.875%, 7/15/13                                        8,627       8,334,486
                                                                  -------------
Federal Agency - Commercial Mortgage Backed
Securities-0.3%
Government National Mortgage Association
   Series 2006-32 Class XM
   0.47%, 11/16/45(a)                                     5,801         322,719
   Series 2006-39 Class IO
   1.133%, 7/16/46(a)                                    24,453       1,299,419
                                                                  -------------
                                                                      1,622,138
                                                                  -------------
Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $571,861,938)                                              568,205,475
                                                                  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS-12.3%
Adjustable Rate Mortgage Trust
   Series 2005-4 Class 3A1
   5.004%, 8/25/35(a)                                     2,989       2,945,205
Bear Stearns Alt-A Trust
   Series 2005-10 Class 24A1
   5.937%, 1/25/36(a)                                     2,437       2,454,130
   Series 2006-2 Class 23A1
   5.975%, 3/25/36(a)                                     3,347       3,367,624
   Series 2006-3 Class 22A1
   6.232%, 5/25/36(a)                                     2,653       2,680,796
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Class 1A4
   5.11%, 5/25/35(a)                                      2,948       2,910,617
Countrywide Alternative Loan Trust
   Series 2006-0A14 Class 3A1
   5.608%, 11/25/46(a)                                    2,971       2,968,068
Countrywide Home Loans
   Series 2005-12 Class 1A5
   5.25%, 5/25/35                                         7,086       6,995,325
   Series 2006-HYB4 Class 2A1
   5.833%, 6/20/36(a)                                     3,923       3,949,589
Greenpoint Mortgage Funding Trust
   Series 2005-AR5 Class M2
   6.00%, 11/25/45(a)                                       999       1,007,004
   Series 2006-AR2 Class 4A1
   6.758%, 3/25/36(a)                                     3,212       3,284,538


13 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO

                                                     Principal
                                                      Amount
                                                       (000)     U.S. $ Value
-------------------------------------------------------------------------------
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Class 4A1
   6.252%, 5/25/36(a)                              $      1,940   $   1,961,315
JP Morgan Alternative Loan Trust
   Series 2006-A4 Class A1
   5.95%, 9/25/36(a)                                      2,860       2,892,346
   Series 2006-A2 Class 4A1
   6.359%, 5/25/36(a)                                     2,783       2,814,253
JPMorgan Mortgage Trust
   Series 2006-A4 Class 1A1
   5.847%, 6/25/36(a)                                     2,810       2,825,943
Merrill Lynch Mortgage Investors, Inc.
   Series 2006-A1 Class 2A1
   6.189%, 3/25/36(a)                                     2,890       2,931,735
Residential Accredit Loans, Inc.
   Series 2007-QS1 Class 1A1
   6.00%, 1/25/37                                         3,000       3,022,962
Residential Asset Mortgage Products, Inc.
   Series 2004-SL2 Class A2
   6.50%, 10/25/31                                        4,300       4,340,773
   Series 2004-SL4 Class A4
   7.00%, 7/25/32                                         1,454       1,483,465
Residential Asset Securitization Trust
   Series 2003-A15 Class B2
   5.582%, 2/25/34                                        1,708       1,631,356
Residential Funding Mortgage Securities I,
   Inc.
   Series 2005-SA3 Class 3A
   5.239%, 8/25/35                                        2,911       2,883,327
Structured Asset Securities Corp.
   Series 2003-21 Class 2A1
   4.00%, 8/25/33                                         3,171       3,059,682
   Series 2006-RM1 Class AIO
   5.00%, 8/25/46(b)                                      4,766       1,060,353
   Series 2003-6A Class B3
   5.416%, 3/25/33                                        1,960       1,927,411
   Series 2002-3 Class B3
   6.50%, 3/25/32                                         3,348       3,323,168
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-AR11 Class A4
   5.537%, 8/25/36                                        2,763       2,748,258
                                                                  -------------
Total Collateralized Mortgage Obligations
   (cost $71,709,825)                                                71,469,243
                                                                  -------------


                      ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 14

                                                     Principal
                                                      Amount
                                                       (000)     U.S. $ Value
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.2%
Fixed Rate-0.5%
Countrywide Asset-Backed Certificates
   Series 2004-2 Class N1
   5.00%, 2/25/35(b)                               $         71   $      70,349
DB Master Finance, LLC
   Series 2006-1 Class A2
   5.779%, 6/20/31(b)                                     1,395       1,413,833
Residential Asset Mortgage Products, Inc.
   Series 2004-SL3 Class A3
   7.50%, 12/25/31                                        1,246       1,285,053
SASCO Net Interest Margin Trust
   Series 2004-9XS Class A
   5.25%, 5/28/34(b)                                        212         119,977
                                                                  -------------
                                                                      2,889,212
                                                                  -------------
Adjustable Rate-0.7%
Lehman XS Trust
   Series 2006-18N Class M2
   5.76%, 12/25/36(a)                                     3,000       3,000,000
   Series 2005-5N Class M2
   6.00%, 11/25/35(a)                                     1,000       1,009,950
                                                                  -------------
                                                                      4,009,950
                                                                  -------------
Total Asset-Backed Securities
   (cost $6,894,089)                                                  6,899,162
                                                                  -------------
COMMERCIAL MORTGAGE BACKED SECURITIES-2.5%
Banc of America Commercial Mortgage, Inc.
   Series 2006-2, Class A4
   5.741%, 5/10/45(a)                                     1,790       1,850,019
Citigroup Commercial Mortgage Trust
   Series 2004-C1 Class A4
   5.356%, 4/15/40(a)                                     2,040       2,059,094
CS First Boston Mortgage Securities Corp.
   Series 2004-C1 Class A4
   4.75%, 1/15/37                                           715         691,559
JP Morgan Chase Commercial Mortgage
   Securities
   Series 2006-LDP7 Class A4
   5.876%, 4/15/45(a)                                     1,580       1,644,827
JPMorgan Chase Commercial Mortgage
   Securities
   Series 2006-CB15 Class A4
   5.814%, 6/12/43                                        1,485       1,532,609


15 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO

                                                     Principal
                                                      Amount
                                                       (000)     U.S. $ Value
-------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust
   Series 2004-C2 Class A4
   4.367%, 3/15/36                                 $      1,700   $   1,606,588
Merrill Lynch Mortgage Trust
   Series 2004-KEY2 Class A4
   4.864%, 8/12/39                                        2,420       2,344,907
   Series 2004-BPC1 Class A5
   4.855%, 10/12/41                                       1,890       1,843,298
Merrill Lynch/Countrywide Commercial
   Mortgage Trust
   Series 2006-2 Class A4
   5.91%, 6/12/46(a)                                        895         935,481
                                                                  -------------
Total Commercial Mortgage Backed Securities
   (cost $14,033,350)                                                14,508,382
                                                                  -------------
STRIPPED MORTGAGE BACKED SECURITIES-2.1%
Countrywide Alternative Loan Trust
   Series 2005-59 Class 2X
   1.96%, 11/20/35                                       13,884         527,177
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 2001-CK3 Class AX
   1.025%, 6/15/34(b)                                    31,291       1,191,575
Greenpoint Mortgage Funding Trust
   Series 2005-AR5 Class 4X1
   1.028%, 11/25/45                                      15,285         277,112
   Series 2005-AR5 Class 4X2
   0.778%, 11/25/45                                       8,781         120,737
LB-UBS Commercial Mortgage Trust
   Series 2005-C7 Class XCL
   0.083%, 11/15/40(b)                                  122,341       1,190,378
   Series 2006-C6 Class XCL
   0.07%, 9/15/39(b)                                     77,344       1,489,643
Morgan Stanley Capital I
   Series 2003-IQ4 Class X1
   0.188%, 5/15/40(b)                                    86,994       2,939,511
Mortgage Capital Funding, Inc.
   Series 1996-MC2 Class X
   2.685%, 12/21/26                                         762              30
Prudential Securities Secured Financing
   Corp.
   Series 1999-NRF1 Class AEC
   0.806%, 11/01/31(b)                                  246,230       4,424,749


                      ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 16

                                                     Principal
                                                      Amount
                                                       (000)     U.S. $ Value
-------------------------------------------------------------------------------
Structured Asset Mortgage Investments, Inc.
   Series 2005-AR7 Class 5X1
   1.463%, 3/25/46(a)                              $      4,535   $     127,422
                                                                  -------------
Total Stripped Mortgage Backed Securities
   (cost $14,648,724)                                                12,288,334
                                                                  -------------
SHORT-TERM INVESTMENTS-3.4%
Mutual Fund-3.3%
AllianceBernstein Government Stif                    19,407,840      19,407,840
                                                                  -------------
U.S. Government & Government Sponsored Agency
Obligations-0.1%
U.S. Treasury Bill
   Zero coupon, 1/25/07(c)                                  250         249,208
                                                                  -------------
Total Short-Term Investments
   (cost $19,657,048)                                                19,657,048
                                                                  -------------
Total Investments Before Security Lending
   Collateral - 119.3%
   (cost $698,804,974)                                              693,027,645
                                                                  -------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED-34.0%
Short-Term Investment
Goldman Sachs
   5.39%, 1/02/07                                        25,000      25,114,743
Morgan Stanley
   5.36%, 1/02/07                                        25,000      25,077,292
                                                                  -------------
                                                                     50,192,035
                                                                  -------------
UBS Private Money Market Fund, LLC                  147,203,638     147,203,638
                                                                  -------------
Total Investment of Cash Collateral for
   Securities Loaned
   (cost $197,395,673)                                              197,395,673
                                                                  -------------
Total Investments - 153.3%
   (cost $896,200,647)                                              890,423,317
Other assets less liabilities - (53.3)%                            (309,509,294)
                                                                  -------------
Net Assets - 100%                                                 $ 580,914,023
                                                                  -------------

* Represents entire or partial securities out on loan. See Note E for securities lending information.
(a) Variable rate coupon, rate shown as of December 31, 2006.


17 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $13,900,368 or 2.4% of net assets.

(c) Positions, or portions thereof, with a market value of $249,208 have been segregated to collateralize margin requirements for open futures contracts.

Glossary:
    TBA - (To Be Announced) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined pon settlement when the specific mortgage pools are assigned.


                      ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 18

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.                        DESCRIPTION OF EXHIBIT
-----------                        ----------------------

3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: February 22, 2007


                                       20